Investments (Details 7) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Apr. 01, 2009
Investments
Net unrealized gains related to changes in valuation of fixed income securities subsequent to impairment measurement date	$ 172	$ 322
Other-than Impairment Losses Included in Accumulated Other Comprehensive Income
Amount of other-than-temporary impairment losses included in accumulated other comprehensive income for fixed income securities, not included in earnings	(439)	(615)
Credit Losses on Fixed Income Securities
Balance	(1,046)	(1,187)		(1,357)
Cumulative effect of change in accounting principle		81
Additional credit loss for securities previously other-than-temporarily impaired	(152)	(314)	(136)
Additional credit loss for securities not previously other-than-temporarily impaired	(150)	(312)	(518)
Reduction in credit loss for securities disposed or collected	379	638	824
Reduction in credit loss for securities the Company has made the decision to sell or more likely than not will be required to sell	15	43
Change in credit loss due to accretion of increase in cash flows	10	5
Balance	(944)	(1,046)	(1,187)	(1,357)
Municipal
Other-than Impairment Losses Included in Accumulated Other Comprehensive Income
Amount of other-than-temporary impairment losses included in accumulated other comprehensive income for fixed income securities, not included in earnings	(11)	(27)
Corporate
Other-than Impairment Losses Included in Accumulated Other Comprehensive Income
Amount of other-than-temporary impairment losses included in accumulated other comprehensive income for fixed income securities, not included in earnings	(35)	(31)
Residential mortgage-backed securities ("RMBS")
Other-than Impairment Losses Included in Accumulated Other Comprehensive Income
Amount of other-than-temporary impairment losses included in accumulated other comprehensive income for fixed income securities, not included in earnings	(353)	(467)
Commercial mortgage-backed securities ("CMBS")
Other-than Impairment Losses Included in Accumulated Other Comprehensive Income
Amount of other-than-temporary impairment losses included in accumulated other comprehensive income for fixed income securities, not included in earnings	(19)	(49)
Asset-backed securities ("ABS")
Other-than Impairment Losses Included in Accumulated Other Comprehensive Income
Amount of other-than-temporary impairment losses included in accumulated other comprehensive income for fixed income securities, not included in earnings	$ (21)	$ (41)